Restricted cash (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Restricted cash
Pledged bank deposits	¥ 1,043,718,000		¥ 2,248,938,000
Accrued interests	6,444,000		29,561,000
Time deposits with initial terms over three months	10,265,000		2,000,000
Restricted cash	¥ 1,060,427,000		¥ 2,280,499,000
Weighted average
Restricted cash
Interest rate (in percent)	3.93%	3.93%	4.15%	4.15%
Short term borrowings
Restricted cash
Pledged bank deposits	¥ 670,022,000	$ 105,090,000	¥ 2,108,848,000	$ 323,200,000
Short term borrowings | Weighted average
Restricted cash
Interest rate (in percent)	0.94%	0.94%	2.04%	2.04%
Business guarantee
Restricted cash
Pledged bank deposits	¥ 4,830,000		¥ 3,718,000
Currency forwards and swaps
Restricted cash
Pledged bank deposits	¥ 368,866,000	$ 57,855,000	¥ 136,372,000	$ 20,900,000